Basis of Preparation and Summary of Significant Accounting Policies - Summary of Reconciliation of Impairment Provision for Financial Services Receivables (Detail) - TRY (₺) ₺ in Thousands	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of provision for impairment of receivables [Line items]
Amounts restated through opening retained earnings	₺ (52,951)
Receivables from financial services [member]
Disclosure of provision for impairment of receivables [Line items]
Amounts restated through opening retained earnings	(52,951)
At 1 January 2018		₺ 200,273	₺ 72,992	₺ 10,170
Receivables from financial services [member] | In accordance with IAS 39 [member]
Disclosure of provision for impairment of receivables [Line items]
At 1 January 2018	72,992
Current year provision at profit or loss statement	202,998
Receivables from financial services [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of provision for impairment of receivables [Line items]
Amounts restated through opening retained earnings	52,951
At 1 January 2018	125,943
Current year provision at profit or loss statement	₺ 190,509